Income taxes (Details 3) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Non-capital losses - Canada	$ 2,889,000	$ 2,209,000
Net-capital losses - Australia	33,000	35,000
Financing costs	925,000	931,000
Other temporary differences		518,000
Total	$ 3,847,000	$ 3,693,000